Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Schedule of investment in Hepalys is accounted for using the equity method of accounting

	December 31,	December 31,
(in thousands of euros)	2024	2023
Intangible assets	16,984	20,278
Total non-current assets	16,984	20,278
Other current assets	81	44
Cash and cash equivalents	1,785	1,082
Total current assets	1,866	1,126
Deferred assets	2	41
Total assets	18,851	21,444

Capital stock	552	640
Capital reserve	21,489	22,655
Capital surplus-others	816	—
earnings brought forward	(1,089)	(178)
Net loss for the period	(3,277)	(1,111)
Treasury Shares	0	(812)
Shareholders’ equity	18,490	21,194
Total non-current liabilities	0	0
Trade payables	353	237
Other current liabilities	8	13
Total current liabilities	361	250
Total equity and liabilities	18,851	21,444

Opening net assets	21,122	22,645
Loss for the period	(3,277)	(879)
Other comprehensive income	(920)	247
Capital variations	1,566	(819)
Closing net assets	18,490	21,194

Group’s share in %	15%	15%
(in thousands of euros)
Group’s share	2,707	3,267
Elimination of unrealized profit on downstream sales	(1,604)	(1,881)
Goodwill	37	38
Carrying amount	1,139	1,425